Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 11,990	$ 5,031
Research and development tax credits receivable	4,799	7,049
Prepayments and other current assets	4,055	2,705
Total current assets	20,844	14,785
Property and equipment, net	5,082	5,596
Right-of-use assets (operating leases)	1,129	1,251
Intangible assets, net	6,303	6,296
Goodwill	13,489	12,651
Deferred merger costs	2,010
Research and development tax credits receivable	242	247
Total assets	49,099	40,826
Current liabilities:
Accounts payable	4,540	1,641
Accrued expenses and other current liabilities	2,557	4,235
Current portion of operating lease liabilities	94	75
Deferred revenues, current	1,318	538
Total current liabilities	8,509	6,489
Long term operating lease liabilities, net	1,092	1,229
Deferred revenues, net	306	1,720
Deferred tax	18	31
Other liabilities	203	170
Total liabilities	10,128	9,639
Commitments and Contingencies (Note 7)
Stockholders' equity:
Common Stock, $0.003 par value, 167,991,442 authorized; 131,467,935 and 65,493,842 shares outstanding at December 31, 2020 and 2019, respectively	479	266
Additional paid in capital	210,876	174,376
Accumulated other comprehensive loss	(24,149)	(25,715)
Accumulated deficit	(148,235)	(117,740)
Total stockholders' equity	38,971	31,187
Total liabilities and stockholders' equity	$ 49,099	$ 40,826